Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Common Share (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,169
Convertible Preferred Stock [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount		593
Convertible Notes [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount		7
Employee Stock Awards [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount		92
Warrant [Member]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share, Amount		477